COMMITMENTS AND GUARANTEES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Guarantor Obligations [Line Items]
Guarantee Obligations Maximum Potential Payment	$ 130.5
Carrying amount of guarantees recorded in the consolidated balance sheet	13.7
Lease Obligations
Guarantor Obligations [Line Items]
Estimated asset fair value	30.8
Guarantee Obligations Maximum Potential Payment	26.1
Guarantees on the residual values of leased properties
Guarantor Obligations [Line Items]
Estimated asset fair value	30.8
Guarantee Obligations Maximum Potential Payment	26.1
Carrying amount of guarantees recorded in the consolidated balance sheet	0
Standby letters of credit
Guarantor Obligations [Line Items]
Guarantee Obligations Maximum Potential Payment	86.7
Carrying amount of guarantees recorded in the consolidated balance sheet	0
Commercial customer financing arrangements
Guarantor Obligations [Line Items]
Guarantee Obligations Maximum Potential Payment	17.7
Carrying amount of guarantees recorded in the consolidated balance sheet	13.7
Noncancelable Lease Obligations
Guarantor Obligations [Line Items]
Sublease rentals	3.4
Rent expenses under operating lease	$ 151.1	$ 148.7	$ 145.7